DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2026
Direct operating expense from investment property [abstract]
Schedule of Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Property maintenance	$160	$175	$349	$367
Real estate taxes	131	148	272	284
Employee compensation and benefits	31	36	62	76
Depreciation and amortization	11	6	19	12
Lease expense(1)	3	4	7	8
Other	94	105	201	215
Total direct commercial property expense	$430	$474	$910	$962
(1)Represents operating expenses relating to variable lease payments not included in the measurement of the lease liability.